Debt - Movement in debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at December 31, 2017	$ 69,302	$ 39,871
Loss on modifications		653
Proceeds from debentures	46,000
Transaction costs paid		(1,338)
Transaction costs paid	(2,490)
Portion allocated to equity	(7,141)
Transaction costs allocated to equity	389
Amortization of transaction costs , discount	475	116
Drawdowns	40,000	30,000
Balance at December 31, 2018	146,535	69,302
Term Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at December 31, 2017	69,302	39,871
Loss on modifications		653
Transaction costs paid		(1,338)
Amortization of transaction costs , discount	128	116
Drawdowns	40,000	30,000
Balance at December 31, 2018	109,430	$ 69,302
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from debentures	46,000
Transaction costs paid	(2,490)
Portion allocated to equity	(7,141)
Transaction costs allocated to equity	389
Amortization of transaction costs , discount	347
Balance at December 31, 2018	$ 37,105